Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,109,000
Previously Paid Amount	0.00
Total Fee Amount	4,296.15
Total Offset Amount	0.00
Net Fee	4,296.15
Narrative - Max Aggregate Offering Price	$ 31,109,000
Final Prospectus	true